GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

September 30, 2020 (Unaudited)

Investments	Principal	Value
UNITED STATES TREASURY OBLIGATIONS – 95.1%(a)
U.S. Treasury Bill, 0.14%, 10/01/20	$3,500,000	$3,500,000
U.S. Treasury Bill, 0.14%, 10/06/20	2,100,000	2,099,983
U.S. Treasury Bill, 0.14%, 10/08/20	2,000,000	1,999,979
U.S. Treasury Bill, 0.14%, 10/13/20	2,000,000	1,999,956
U.S. Treasury Bill, 0.08%, 10/15/20(b)	2,250,000	2,249,941
U.S. Treasury Bill, 0.14%, 10/20/20	2,500,000	2,499,914
U.S. Treasury Bill, 0.15%, 10/27/20	3,800,000	3,799,815
U.S. Treasury Bill, 0.15%, 11/05/20	3,500,000	3,499,736
U.S. Treasury Bill, 0.11%, 11/10/20(b)	3,200,000	3,199,760
U.S. Treasury Bill, 0.09%, 11/12/20	2,500,000	2,499,763
U.S. Treasury Bill, 0.14%, 11/17/20(b)	3,000,000	2,999,687
U.S. Treasury Bill, 0.10%, 11/19/20	1,700,000	1,699,815
U.S. Treasury Bill, 0.10%, 11/24/20(b)	2,700,000	2,699,686
U.S. Treasury Bill, 0.09%, 11/27/20	1,300,000	1,299,825
U.S. Treasury Bill, 0.17%, 12/03/20	4,900,000	4,899,271
U.S. Treasury Bill, 0.10%, 12/15/20(b)	4,170,000	4,169,175
U.S. Treasury Bill, 0.10%, 12/17/20	1,200,000	1,199,788
U.S. Treasury Bill, 0.12%, 12/22/20	1,500,000	1,499,744
U.S. Treasury Bill, 0.11%, 12/24/20(b)	3,300,000	3,299,307
U.S. Treasury Bill, 0.11%, 12/29/20(b)	500,000	499,901
U.S. Treasury Bill, 0.15%, 12/31/20	2,300,000	2,299,491
U.S. Treasury Bill, 0.12%, 01/07/21	2,250,000	2,249,472
U.S. Treasury Bill, 0.10%, 01/21/21(b)	3,000,000	2,999,137
U.S. Treasury Bill, 0.10%, 02/09/21	1,500,000	1,499,427
U.S. Treasury Bill, 0.09%, 02/23/21	1,000,000	999,637
Total United States Treasury Obligations
(Cost $61,659,328)		61,662,210

Total Investments – 95.1%
(Cost $61,659,328)		61,662,210
Other Assets in Excess of Liabilities – 4.9%		3,162,450
Net Assets – 100.0%		$64,824,660

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund.

At September 30, 2020, open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	68	11/30/2020	Long	$2,907,000	$109,170	$–
Coffee ‘C’(a)	39	12/18/2020	Long	1,622,644	–	(70,519)
Copper(a)	66	12/29/2020	Long	5,003,625	271,062	–
Corn(a)	202	12/14/2020	Long	3,827,900	529,975	–

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

September 30, 2020 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Cotton No. 2(a)	28	12/08/2020	Long	$921,060	$67,720	$–
Crude Oil(a)	85	10/20/2020	Long	3,418,700	–	(195,710)
E-Mini Gold(a)	1	11/25/2020	Long	94,775	–	(2,425)
E-Mini Silver(a)	1	11/25/2020	Long	58,735	–	(7,015)
Gasoline RBOB(a)	21	10/30/2020	Long	1,042,171	25,213	–
Gold 100 OZ(a)	57	12/29/2020	Long	10,804,350	293,310	–
KC Hard Red Winter Wheat(a)	42	12/14/2020	Long	1,070,475	166,750	–
Lean Hogs(a)	43	12/14/2020	Long	1,085,320	4,900	–
Live Cattle(a)	53	12/31/2020	Long	2,381,820	48,100	–
LME Nickel(a)	22	11/16/2020	Long	1,914,165	29,312	–
LME Primary Aluminum(a)	64	11/16/2020	Long	2,803,600	–	(45,537)
LME Primary Aluminum(a)	(1)	11/16/2020	Short	(43,806)	950	–
LME Zinc(a)	39	11/16/2020	Long	2,337,075	–	(1,575)
Low Sulphur Gasoil(a)	28	11/12/2020	Long	934,500	–	(141,600)
Natural Gas(a)	246	10/28/2020	Long	6,216,420	–	(376,470)
NY Harbour ULSD(a)	16	10/30/2020	Long	774,278	–	(86,860)
Silver(a)	27	12/29/2020	Long	3,171,690	–	(539,140)
Soybean(a)	79	11/13/2020	Long	4,042,825	544,325	–
Soybean Meal(a)	73	12/14/2020	Long	2,502,440	311,110	–
Soybean Oil(a)	93	12/14/2020	Long	1,848,654	224,610	–
Sugar #11(a)	131	2/26/2021	Long	1,982,187	133,056	–
Wheat (CBD)(a)	73	12/14/2020	Long	2,109,700	274,750	–
Total Futures Contracts					$3,034,313	$(1,466,851)
Net Unrealized Appreciation (Depreciation)					$1,567,462

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

September 30, 2020 (Unaudited)

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
United States Treasury Obligations	$61,662,210	$–	$–	$61,662,210
Other Investments
Futures	3,034,313	–	–	3,034,313
Total	$64,696,523	$–	$–	$64,696,523
Liability Valuation Inputs
Other Investments
Futures	$1,466,851	$–	$–	$1,466,851

As of September 30, 2020, there were no Level 3 investments held in the Fund.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary. At September 30, 2020, the net assets of GraniteShares BCOM Cayman Limited was $10,406,977, representing 16.1% of the Fund’s net assets.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.